RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Consolidated statements of operations based on the new number of the ordinary shares after the 2023 Share Consolidation (Details)		12 Months Ended
	Dec. 29, 2022 $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Share Consolidation ratio	400
Par value per share after share consolidation ration	$ 0.004
Consolidated Statements of Operations
Net loss attributable to holders of ordinary shares of Mercurity Fintech Holding Inc. | $		$ (5,634,971)	$ (21,665,704)	$ (1,651,273)
Continuing operations | $		$ (5,634,971)	(13,305,382)	(693,318)
Discontinued operations | $			$ (8,360,322)	$ (957,955)
Weighted average shares used in calculating basic net loss per ordinary share | shares		14,435,674	9,720,934	6,689,704
Weighted average shares used in calculating diluted net loss per ordinary share | shares		14,435,674	9,720,934	6,689,704
Net Loss per ordinary share
Basic		$ (0.39)	$ (2.23)	$ (0.25)
Diluted		(0.39)	(2.23)	(0.25)
Net Loss per ordinary share from continuing operation
Basic		(0.39)	(1.37)	(0.10)
Diluted		$ (0.39)	(1.37)	(0.10)
Net Loss per ordinary share from discontinued operation
Basic			(0.86)	(0.14)
Diluted			$ (0.86)	$ (0.14)
Before the Share Consolidation
Consolidated Statements of Operations
Weighted average shares used in calculating basic net loss per ordinary share | shares		5,774,269,431	3,888,373,404	2,675,881,652
Weighted average shares used in calculating diluted net loss per ordinary share | shares		5,774,269,431	3,888,373,404	2,675,881,652
Net Loss per ordinary share
Basic		$ 0.00	$ 0.00	$ 0.00
Diluted		0.00	0.00	0.00
Net Loss per ordinary share from continuing operation
Basic		0.00	0.00	0.00
Diluted		0.00	0.00	0.00
Net Loss per ordinary share from discontinued operation
Basic		0.00	0.00	0.00
Diluted		$ 0.00	$ 0.00	$ 0.00